Accrued liabilities and provisions - Additional information (Details) $ in Millions		6 Months Ended
	Mar. 21, 2024 USD ($) shares	Jun. 30, 2024 employee item director
Disclosure of accrued liabilities and provisions [Line Items]
Legal fees | $	$ 9
McDermott International Ltd
Disclosure of accrued liabilities and provisions [Line Items]
Threshold maximum percentage of ownership interest considered for conversion of preferred stock into common stock	19.90%
Refineria de Cartagena | Office of comptroller general
Disclosure of accrued liabilities and provisions [Line Items]
Number of former officials | item		8
Number of former presidents | item		3
Number of former financial vice-presidents | item		5
Refineria de Cartagena | Prosecutor's office, process 1
Disclosure of accrued liabilities and provisions [Line Items]
Number of former employees under investigate process | employee		3
Number of former board members under investigation process | director		1
Refineria de Cartagena | Prosecutor's office, process 2
Disclosure of accrued liabilities and provisions [Line Items]
Number of former employees under investigate process | employee		1
Number of former board members under investigation process | director		3
Refineria de Cartagena | Prosecutor's office, process 3
Disclosure of accrued liabilities and provisions [Line Items]
Number of ex-workers of who acted as ex-president in property and ex-president in charge | item		2
Refineria de Cartagena | Prosecutor's office, process 4
Disclosure of accrued liabilities and provisions [Line Items]
Number of former employees under investigate process | employee		1
Refineria de Cartagena | McDermott International Ltd
Disclosure of accrued liabilities and provisions [Line Items]
Number of stocks issued | shares	75,000
Chicago Bridge and Iron Company | Prosecutor's office, process 1
Disclosure of accrued liabilities and provisions [Line Items]
Number of employees under investigation process | employee		2
Letters of credits one | Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Maximum credit loan | $	$ 70
Letters of credits two | Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Maximum credit loan | $	$ 95